May 15, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust I
         Colonial Income Fund
         Colonial Strategic Income Fund
         File Nos. 811-2214 & 2-41251

Dear Sir/Madam:

Pursuant to the requirements of Rule 497(e), submitted for filing via EDGAR is the form of Prospectus Supplement for each Fund dated May 1, 2000 now being used in connection with the public offering and sale of shares of the Funds.

Sincerely,

COLONIAL TRUST I


Vincent Pietropaolo
Assistant Secratary

Enclosures

cc:     M. Muller
        Blue Sky
        J. DiMaria
        S. Richards
        C. Ericson

COLONIAL STRATEGIC INCOME FUND
Class Z and J Shares
COLONIAL INCOME FUND
Class A, B, C and Z Shares

Supplement to Prospectuses dated May 1, 2000

The Funds' Prospectuses are amended as follows:

Under the caption Primary Investment Strategies and the sentence which describes how the Funds achieve their investment goals, the four bullet points describing the securities ratings in which the Funds may invest are revised as follows:

o  BB through C by Standard & Poor's Corporation

o  Ba through D by Moody's Investors Service, Inc.

o  a comparable rating by another nationally recognized rating  service, or

o the security is unrated and the advisor believes it to be comparable in quality to securities having such ratings as noted above.




716-36/441B-0500                        May 15, 2000